Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                November 5, 2002

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re:    The Montgomery Funds II
               File Nos. 33-69686 and 811-8064

Sir or Madam:

               On behalf of The Montgomery Funds II (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that (1) the prospectus for all series of the Registrant with Class R shares, (2) the prospectus for all series of the Registrant with Class A, Class B and Class C shares, and (3) the prospectus for the Montgomery Institutional
Series: International Growth Portfolio and Emerging Markets Portfolio, do not differ from that contained in Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on October 31, 2002.

               Please direct any inquiries regarding this filing to the undersigned (415) 856-7049.

                                              Very truly yours,

                                              /s/ Thao H. Ngo
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:     Dana Schmidt
        David A. Hearth, Esq., Julie Allecta, Esq., Adam Mizock, Esq. Karl O. Hartmann, Esq.